Debt - Schedule of Debt (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total short-term debt -third parties	$ 2,938,389	$ 752,449	$ 2,791,582	[1]
Total short-term debt -related parties	327,333	54,000	876,550	[1]
Total notes payable - related parties			4,060,785	[1]
Total debt	3,698,389	856,449	7,778,917
Notes Payable - Radium 2 Capital [Member]
Total short-term debt -third parties	1,000,000
Notes Payable - Whitebirk Finance Limited [Member]
Total short-term debt -third parties	128,607
Note Payable - AHA [Member]
Total short-term debt -third parties		250,000	610,783
Accounts Receivable Financing - Sallyport Commercial [Member]
Total short-term debt -third parties	1,309,782	502,449
Note Payable-Harbor Gates Capitall [Member]
Total short-term debt -third parties	500,000
Note Payable - Logical Choice Corporation - Delaware [Member]
Total short-term debt -related parties	54,000	54,000	54,000
Current Portion of Long-term Debt - Qwizdom Shareholders [Member]
Total short-term debt -related parties	273,333
Convertible Note Payable - Mark Elliott [Member]
Total notes payable - related parties	50,000	50,000	$ 50,000
Note Payable - Qwizdom shareholders [Member]
Total notes payable - related parties	$ 382,667

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis